Basis Of Presentation The Company's Activities And Consolidation Scope Fair Value Recognized On Acquisition (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about assets acquired and liabilities assumed [Line Items]
Property, plant and equipment	€ 1,012	€ 772
Other intangible assets	127	128
Non-current assets	20,110	21,327
Current assets	7,310	7,672
Cash and cash equivalents	4,271	4,828	€ 4,789	€ 5,130
Non-current liabilities	13,291	14,578
Current liabilities	€ 6,464	€ 6,301